SCHEDULE OF FOREIGN CURRENCY RISK (Details) - Foreign Currency Risk [Member]	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Net monetary assets	$ 2,905,905	$ 398,498	$ 1,033,259	$ 148,803
Change in currency of net monetary assets	10.00%	10.00%	10.00%	10.00%
Net monetary liabilities	$ 9,806,493	$ 1,344,804	$ 2,819,665	$ 406,068
Change in currency of net monetary liabilities	10.00%	10.00%	10.00%	10.00%